Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Credit exposure	$ 1,095,621	$ 1,022,941
Major assets [member] | Credit risk [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	10.00%	10.00%
Financial guarantee contracts [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	10.00%	8.00%
Mortgages [member] | Canada [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	48.00%	49.00%
On-balance sheet [member] | United States [member] | Loans and Acceptances Net of Allowance for Credit Losses [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	17.00%	15.00%
On-balance sheet [member] | Major assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 1,063,486	$ 997,885
On-balance sheet [member] | Major assets [member] | United States [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	288,069	259,280
On-balance sheet [member] | Major assets [member] | Canada [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	657,015	627,621
On-balance sheet [member] | Major assets [member] | Canadian currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	630,800	596,400
On-balance sheet [member] | Major assets [member] | Foreign currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 432,700	$ 401,500